Non-controlling Interests and Redeemable non-controlling Interest	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Non-controlling Interests and Redeemable non-controlling Interest	Non-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2020	2019
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$63,080	$55,963
Non-controlling interests - redeemable tax equity partnership units	6,955	9,006
Other net earnings attributable to:
Non-controlling interests	(2,749)	(2,553)
	$67,286	$62,416
Redeemable non-controlling interest, held by related party	(12,651)	(16,482)
Net effect of non-controlling interests	$54,635	$45,934
The non-controlling tax equity investors (“tax equity partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(s).
Non-controlling interests
As of December 31, 2020, non-controlling interests of $399,487 (2019 - $457,834) include partnership units held by tax equity investors in certain U.S. wind power and solar generating facilities of $388,253 (2019 - $457,000) and other non-controlling interests of $11,234 (2019 - $834).
Non-controlling interest held by related party
Non-controlling interest was issued to AYES Canada in May 2019 for $96,752 (note 8(c)). The balance as of December 31, 2020 was $59,125 (2019 - $73,707).
Redeemable non-controlling interests
Non-controlling interests in subsidiaries that are redeemable upon the occurrence of uncertain events not solely within AQN’s control are classified as temporary equity on the consolidated balance sheets. If the redemption is probable or currently redeemable, the Company records the instruments at their redemption value. Redemption is not considered probable as of December 31, 2020. Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2020	2019	2020	2019
Opening balance	$305,863	$307,622	$25,913	$33,364
Net effect from operations	12,651	16,482	(6,955)	(9,006)
Contributions, net of costs	—	—	3,717	3,403
Dividends and distributions declared	(12,198)	(18,241)	(951)	(1,848)
Repurchase of non-controlling interest	—	—	(865)	—
Closing balance	$306,316	$305,863	$20,859	$25,913
The Turquoise Solar Facility, a 10 MWac solar generating facility located in Washoe County, Nevada, was placed in service on December 31, 2019. The Class A partnership units are owned by a third-party tax equity investor who funded $3,403 in 2019 and final installments of $3,717 in 2020.